Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Subsidiaries [Abstract]
Schedule of Significant Subsidiaries

The Company’s significant subsidiaries as of December 31, 2024 are as follows:

Company name	Security type	Main place of business	Securities	Equity	Voting
Backbone	Common shares	CAN	100%	100%	100%
Backbone Argentina	Ordinary shares	ARG	100%	100%	100%
Backbone Paraguay	Ordinary shares	PAR	100%	100%	100%
Backbone Mining	Common shares	USA	100%	100%	100%
Backbone Sharon	Common shares	USA	100%	100%	100%
Backbone Paso Pe	Ordinary shares	PAR	100%	100%	100%
Backbone Yguazu	Ordinary shares	PAR	100%	100%	100%
Backbone Paraguay LP	Common shares	PAR	100%	100%	100%
Orion	Common shares	CAN	100%	100%	100%
Volta	Common shares	CAN	100%	100%	100%